INVENTORIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Change in the allowance for impairment of inventory expense	$ 136,447	$ 203,553
Allowance for impairment	$ 340,000	$ 203,553